UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of June 30, 2009
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         July 14, 2009
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $566,020
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         06/30/2009


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Allergan Inc                  COM      018490102  17,917  376,575 SH         SOLE       NA    106,278   0  270,297
Amazon.com                    COM      023135106  18,124  216,639 SH         SOLE       NA     61,315   0  155,324
Amgen Inc.                    COM      031162100  15,552  293,771 SH         SOLE       NA     83,439   0  210,332
Apache Corp.                  COM      037411105  14,415  199,795 SH         SOLE       NA     56,512   0  143,283
Apple Computer, Inc.          COM      037833100  20,364  142,979 SH         SOLE       NA     40,359   0  102,620
Bank of New York Mellon Corp  COM      064058100  15,804  539,193 SH         SOLE       NA    152,562   0  386,631
Burlington Northern Santa Fe  COM      12189T104  18,410  250,344 SH         SOLE       NA     71,122   0  179,222
CME Group, Inc.		      COM      12572Q105     493    1,584 SH         SOLE       NA          0   0    1,584
CVS Caremark                  COM      126650100  10,233  321,097 SH         SOLE       NA     90,760   0  230,337
Cisco Systems, Inc.           COM      17275R102  17,465  936,455 SH         SOLE       NA    266,718   0  669,737
Devon Energy Corporation      COM      25179M103  13,818  253,536 SH         SOLE       NA     61,611   0  156,264
EOG Resources, Inc.  	      COM      26875P101  14,798  217,875 SH         SOLE       NA     50,537   0  136,711
Express Scripts, Inc. 	      COM      302182100  18,257  265,561 SH         SOLE       NA     75,377   0  190,184
FPL Group Inc.  	      COM      302571104  10,283  180,840 SH         SOLE       NA     51,131   0  129,709
Franklin Resources Inc.       COM      354613101   4,192   58,209 SH         SOLE       NA          0   0   58,209
Freeport-McMoRan Copper & GoldCOM      35671D857  15,741  314,138 SH         SOLE       NA     86,302   0  227,836
General Dynmaics Corp         COM      369550108   2,384   43,045 SH         SOLE       NA     18,109   0   24,936
General Mills Inc.            COM      370334104  11,405  203,582 SH         SOLE       NA     61,804   0  141,778
The Goldman Sachs Group, Inc. COM      38141G104  16,961  115,039 SH         SOLE       NA     32,509   0   82,530
Google Inc.                   COM      38259P508  19,706   46,743 SH         SOLE       NA     13,194   0   33,549
Hewlett-Packard Co.           COM      428236103  18,239  471,909 SH         SOLE       NA    132,470   0  339,439
Honeywell International Inc.  COM      438516106  15,770  502,229 SH         SOLE       NA    141,136   0  361,093
Intel Corporation             COM      458140100  16,100  972,821 SH         SOLE       NA    276,616   0  696,205
Intl Business Machines Corp.  COM      459200101  18,119  173,518 SH         SOLE       NA     51,130   0  122,388
JPMorgan Chase & Co.          COM      46625H100  15,236  446,686 SH         SOLE       NA    126,327   0  320,359
Kohl's Corp.                  COM      500255104  15,820  370,058 SH         SOLE       NA    107,706   0  262,352
Lockheed Martin Corp.         COM      539830109  13,377  165,868 SH         SOLE       NA     47,142   0  118,726
Microsoft Corp.               COM      594918104  19,465  818,898 SH         SOLE       NA    231,229   0  587,669
Nike, Inc.                    COM      654106103  16,802  324,491 SH         SOLE       NA     91,950   0  232,541
Oracle Corp.                  COM      68389X105  12,210  570,046 SH         SOLE       NA    165,650   0  404,396
Praxair Inc                   COM      74005P104  12,325  173,419 SH         SOLE       NA     49,406   0  124,013
Procter & Gamble              COM      742718109  15,414  301,636 SH         SOLE       NA     85,263   0  216,373
QUALCOMM Inc.                 COM      747525103  20,011  442,721 SH         SOLE       NA    126,172   0  316,549
Quest Diagnostics Inc.        COM      74834L100  15,881  281,427 SH         SOLE       NA     79,746   0  201,681
Research in Motion, Ltd.      COM      760975102  15,663  220,326 SH         SOLE       NA     42,886   0  177,440
Texas Instruments, Inc.       COM      882508104  14,438  677,832 SH         SOLE       NA    191,697   0  486,135
Transocean                    COM      H8817H100       7       93 SH         SOLE       NA          0   0       93
Travelers Companies           COM      89417E109  12,578  306,482 SH         SOLE       NA     87,158   0  219,324
Union Pacific Corporation     COM      907818108  18,911  363,254 SH         SOLE       NA    102,770   0  260,484
Visa Inc                      COM      92826C839   8,511  136,701 SH         SOLE       NA     53,856   0   82,845
Wells Fargo & Co.             COM      949746101  15,270  629,414 SH         SOLE       NA    178,022   0  451,392
XTO Energy Inc                COM      98385X106  14,975  392,623 SH         SOLE       NA    111,146   0  281,477
Yum! Brands Inc.              COM      988498101  16,168  484,930 SH         SOLE       NA    137,229   0  347,701